Corporate information	6 Months Ended
Dec. 31, 2025
Corporate information
Corporate information

1.Corporate Information

LuxExperience B.V. (the “Company”, together with its subsidiaries, “LuxExperience Group”; until April 30, 2025, MYT Netherlands Parent B.V.) is a private company with limited liability, incorporated by MYT Holding LLC under the laws of the Netherlands on May 31, 2019. The statutory seat of the Company is in Amsterdam, the Netherlands. The registered office address of the Company is at Einsteinring 9, 85609 Aschheim, Germany. The Company is registered at the trade register of the German Chamber of Commerce under number 261084.

The Company is an operating holding company. Through its subsidiary Mytheresa Group GmbH (“MGG”), LuxExperience Group operates the digital platform Mytheresa for the global luxury fashion consumer, in addition to its two retail stores in Munich, dedicated to womenswear and menswear. Mytheresa provides customers with a highly curated selection of products, access to exclusive capsule collections, in-house produced content, and a personalized, memorable shopping experience.

On April 23, 2025, the Company acquired 100% shares of YOOX Net-A-Porter Group S.p.A. (“YNAP”) (together with its subsidiaries, “YNAP Group”), pursuant to a Share Purchase Agreement (“SPA”) that was entered into on October 7, 2024 (the “Transaction”). YNAP is an online luxury and fashion retailer, with a distinctive offering including multi-brand in-season online luxury stores NET-A-PORTER and MR PORTER, and multi-brand off-season off-price online stores YOOX and THE OUTNET.

On October 31, 2025, LuxExperience announced that it has entered into a binding agreement with The O Group LLC to sell the set of assets powering THE OUTNET platform. As of the reporting date, management considered the sale as being highly probable. Refer to Note 9 - Discontinued Operations for further detail.

As of December 31, 2025, 47.6% of the shares of the Company were held by MYT Holding LLC, USA, and 35.7% of the shares of the Company were held by Richemont Italia Holding S.p.A., Italia, a subsidiary of Compagnie Financière Richemont SA. In management’s judgement, the ultimate controlling party of LuxExperience Group as of December 31, 2025, is MYT Ultimate Parent LLC, USA.

The interim condensed consolidated financial statements of LuxExperience Group were authorized for issue by the Management Board on February 12, 2026.